Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2011	2010	2009
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$4,184	$19,400	$12,427
Income attributable to noncontrolling interest	(240)	(315)	(309)
Income from continuing operations attributable to AT&T	3,944	19,085	12,118
Dilutive potential common shares:
Other share-based payment	11	11	10
Numerator for diluted earnings per share	$3,955	$19,096	$12,128
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,928	5,913	5,900
Dilutive potential common shares:
Stock options	4	3	3
Other share-based payment (in shares)	18	22	21
Denominator for diluted earnings per share	5,950	5,938	5,924
Basic earnings per share from continuing operations attributable to AT&T	$0.66	$3.23	$2.06
Basic earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Basic earnings per share attributable to AT&T	$0.66	$3.36	$2.06
Diluted earnings per share from continuing operations attributable to AT&T	$0.66	$3.22	$2.05
Diluted earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Diluted earnings per share attributable to AT&T	$0.66	$3.35	$2.05